United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/18

Date of Reporting Period: Six months ended 05/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2018
Share Class | Ticker	A | FSTBX	B | FSBBX	C | FSBCX
	R | FSBKX	Institutional | SBFIX	R6 | FSBLX

Federated Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2017 through May 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2018, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	36.5%
International Equity Securities	27.9%
Corporate Debt Securities	10.1%
Foreign Debt Securities	7.2%
Mortgage-Backed Securities[3]	2.9%
U.S. Treasury and Agency Securities	1.5%
Trade Finance Agreements	1.0%
Collateralized Mortgage-Backed Obligations	0.6%
Floating Rate Loans	0.5%
Asset-Backed Securities	0.4%
Commercial Mortgage-Backed Securities[4]	0.0%
Municipal Securities[4]	0.0%
Other Security Type[5]	8.5%
Derivative Contracts[6]	(0.4)%
Cash Equivalents[7]	0.6%
Other Assets and Liabilities—Net[8]	2.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Type consists of exchange-traded funds and purchased call options.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2018, the Fund's sector composition9 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	18.9%
Information Technology	16.3%
Consumer Discretionary	15.9%
Industrials	13.7%
Health Care	9.7%
Consumer Staples	6.6%
Materials	5.4%
Energy	4.9%
Utilities	3.4%
Real Estate	3.2%
Telecommunication Services	2.0%
TOTAL	100.0%
9	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2018 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—64.4%
		Consumer Discretionary—10.2%
7,047	[1]	AMC Networks, Inc.	$402,877
510		Aaron's, Inc.	20,288
304		Abercrombie & Fitch Co., Class A	7,250
3,944		Adidas AG	892,885
9,800		Aisin Seiki Co.	491,653
2,622	[1]	Amazon.com, Inc.	4,272,864
569	[1]	Asbury Automotive Group, Inc.	39,574
4,600		Asics Corp.	76,344
2,152		Bloomin' Brands, Inc.	45,665
664	[1]	Boot Barn Holdings, Inc.	15,724
400		Bridgestone Corp.	15,984
688	[1]	CROCs, Inc.	12,274
1,293		Caleres, Inc.	45,850
4,016		Callaway Golf Co.	76,063
70		Capella Education Co.	6,647
41	[1]	Cavco Industries, Inc.	8,512
1,431	[1]	Charter Communications, Inc.	373,548
2,042		Choice Hotels International, Inc.	164,075
40,146		Comcast Corp., Class A	1,251,752
36,057		Compass Group PLC	775,390
2,689		Continental Ag	682,477
311		Cooper Tire & Rubber Co.	7,993
2,567		D. R. Horton, Inc.	108,353
1,405		Dana, Inc.	31,332
13	[1]	Dave & Buster's Entertainment, Inc.	541
25	[1]	Deckers Outdoor Corp.	2,829
3,585	[1]	Denny's Corp.	54,671
6,598		Dollarama, Inc.	761,523
13,602		Extended Stay America, Inc.	286,322
400		Fast Retailing Co. Ltd.	174,548
3,513		Faurecia	300,190
6,914		Ferrari NV	909,767
30,751	[1]	Fiat Chrysler Automobiles NV	696,828
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
59,182		Ford Motor Co.	$683,552
1,945		General Motors Co.	83,052
21,368		Gentex Corp.	513,473
233	[1]	Grand Canyon Education, Inc.	25,886
616	[1]	Gray Television, Inc.	6,776
31,300		Hakuhodo DY Holdings, Inc.	474,012
120,959		Harvey Norman Holdings Ltd.	328,244
21,499	[1]	Hilton Grand Vacations, Inc.	854,800
12,434		Hilton Worldwide Holdings, Inc.	1,003,548
10,644		Home Depot, Inc.	1,985,638
162		Hooker Furniture Corp.	6,043
223	[1]	IRobot Corp.	13,917
265,750		ITV PLC	573,287
15,000		Iida Group Holdings Co. Ltd.	285,753
25,064		Industria de Diseno Textil SA	789,943
15,467		InterContinental Hotels Group	990,052
1,600		Isuzu Motors Ltd.	21,360
589		Jack in the Box, Inc.	47,515
123		Johnson Outdoors, Inc., Class A	9,333
1,545		KB Home	40,695
3,900		Koito Manufacturing Co. Ltd.	285,766
526		LCI Industries	46,130
2,604		LVMH Moet Hennessy Louis Vuitton SE	904,380
1,751		La-Z-Boy, Inc.	54,631
14,129		Lagardere SCA	382,247
652,000		Li & Fung Ltd.	253,141
10,247		Linamar Corp.	513,061
561		Lions Gate Entertainment Corp.	12,247
9,105		Lowe's Cos., Inc.	865,066
196	[1]	MSG Networks, Inc.	3,783
12,196		Magna International, Inc.	782,026
729		Marine Products Corp.	12,254
815		Marriott International, Inc., Class A Shares	110,318
511		Marriott Vacations Worldwide Corp.	61,443
21,200		Mazda Motor Corp.	266,168
2,368		Michelin, Class B	308,204
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
35,300		Mitsubishi Motors Corp.	$266,500
2,771	[1]	Mohawk Industries, Inc.	565,395
354		Movado Group, Inc.	17,381
139	[1]	NVR, Inc.	415,685
6,000		Namco Bandai Holdings, Inc.	254,382
3,877	[1]	NetFlix, Inc.	1,363,153
2,813		New York Times Co., Class A	63,996
54,550		News Corp.	842,797
604		Nexstar Media Group, Inc.	40,045
6,432		Next PLC	496,011
1,237	[1]	Ollie's Bargain Outlet Holdings, Inc.	87,456
8,356		PSA Peugeot Citroen	195,647
555		PVH Corp.	88,800
55,000		Panasonic Corp.	749,252
2,413	[1]	Party City Holdco, Inc.	35,471
10,957		Penske Automotive Group, Inc.	527,580
4,232		Persimmon PLC	159,352
153		PetMed Express, Inc.	5,503
1,013	[1]	Pinnacle Entertainment, Inc.	34,351
1,436	[1]	Qurate Retail, Inc.	29,194
247	[1]	RH	24,139
2,509		Restaurant Brands International, Inc.	148,168
800		Ryohin Keikaku Co. Ltd.	271,128
29,285		SKY PLC	524,393
33,200		Sands China Ltd.	197,504
9,100		Sankyo Co. Ltd.	360,083
24	[1]	Scientific Games Corp.	1,423
7,200		Sega Sammy Holdings, Inc.	126,710
8,100		Sekisui Chemical Co. Ltd.	132,651
5,300		Sekisui House Ltd.	94,288
3,700		Shimamura Co. Ltd.	377,743
78	[1]	Shutterfly, Inc.	7,343
8,500		Singapore Press Holdings Ltd.	16,648
7,567		Sodexo SA	736,029
1,270		Sonic Corp.	30,836
4,500		Sony Corp.	212,179
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
9,600		Start Today Co. Ltd.	$332,212
8,100		Subaru Corp.	247,215
12,986		TUI AG-DI	301,066
336		Tailored Brands, Inc.	11,024
45,497		Taylor Woodrow PLC	115,025
133		Tenneco, Inc.	5,876
10,800		Toho Co. Ltd.	373,782
147	[1]	TopBuild Corp. - W/I	12,341
18,100		Toyoda Gosei Co. Ltd.	475,307
10,200		Toyota Motor Corp.	645,613
464		Twenty-First Century Fox, Inc., Class B	17,711
30,955		Vivendi SA	778,816
374		Volkswagen AG	69,579
3,968		Walt Disney Co.	394,697
158	[1]	Weight Watchers International, Inc.	11,901
3,105		Whirlpool Corp.	449,449
52		World Wrestling Entertainment, Inc.	3,010
2,929		Wynn Resorts Ltd.	574,113
37,000		Yamada Denki Co. Ltd.	191,324
400		Yamaha Motor Co.	11,527
30,500		Yue Yuen Industrial Holdings Ltd.	94,214
		TOTAL	41,225,355
		Consumer Staples—4.3%
8,300		AEON Co. Ltd.	164,032
2,611		Alimentation Couche-Tard, Inc., Class B	109,023
4,240		Altria Group, Inc.	236,338
131		Anderson's, Inc.	4,231
1,765		Bunge Ltd.	122,756
676	[1]	Cal-Maine Foods, Inc.	32,482
515		Calavo Growers, Inc.	45,320
2,500		Calbee, Inc.	91,095
4,767		Church and Dwight, Inc.	223,811
15,056	[1]	Coca-Cola HBC AG	514,474
1,843		Constellation Brands, Inc., Class A	411,136
5,334		Dean Foods Co.	51,046
33,647		Diageo PLC	1,235,901
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
7,268	[1]	Edgewell Personal Care Co.	$317,757
6,019		Energizer Holdings, Inc.	365,594
174		Estee Lauder Cos., Inc., Class A	26,003
6,956		George Weston Ltd.	564,645
416	[1]	HRG Group, Inc.	5,275
5,258	[1]	Hain Celestial Group, Inc.	134,184
4,814	[1]	Herbalife Nutrition Ltd.	244,407
111		Ingredion, Inc.	12,364
6,200		Kikkoman Corp.	291,742
26,713		Koninklijke Ahold Delhaize NV	614,454
1,357		Kraft Heinz Co./The	78,000
3,126		L'Oreal SA	751,412
16,000		Lion Corp.	291,970
6,143		Marine Harvest ASA	122,943
3,900		Meiji Holdings Co. Ltd.	331,674
9,700		Metro, Inc.	320,042
12,909	[1]	Monster Beverage Corp.	660,424
3,800		NH Foods Ltd.	155,971
6,882		Nestle SA	518,699
13,371		ORKLA ASA	120,705
1,401		PepsiCo, Inc.	140,450
1,391	[1]	Performance Food Group Co.	49,728
14,041		Pinnacle Foods, Inc.	897,782
10,459		Procter & Gamble Co.	765,285
15		Sanfilippo (John B. & Sons), Inc.	1,017
14,337		Saputo, Inc.	498,246
3,300		Seven & I Holdings Co. Ltd.	145,755
6,000		Sundrug Co., Ltd.	271,861
2,668		Swedish Match AB	126,528
11,117		Sysco Corp.	722,939
34,895		The Coca-Cola Co.	1,500,485
1,100		Tsuruha Holdings, Inc.	163,073
12,478		Tyson Foods, Inc., Class A	841,891
1,825	[1]	US Foods Holding Corp.	65,116
227	[1]	USANA Health Sciences, Inc.	26,559
162		Universal Corp.	10,716
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
130		WD 40 Co.	$17,881
272		Walgreens Boots Alliance, Inc.	16,970
14,715		Walmart, Inc.	1,214,576
100		Weis Markets, Inc.	5,453
26,500		Yamazaki Baking Co. Ltd.	573,089
		TOTAL	17,225,310
		Energy—3.1%
1,315		Andeavor	189,925
149		Arch Coal, Inc., Class A	12,242
779	[1]	C&J Energy Services, Inc.	20,971
1,831		CVR Energy, Inc.	69,084
877	[1]	Cactus, Inc.	29,572
8,256		Chevron Corp.	1,026,221
2,057		ConocoPhillips	138,621
1,872		Delek US Holdings, Inc.	104,420
359	[1]	Exterran Corp.	9,894
14,305		Exxon Mobil Corp.	1,162,138
16,445		Halliburton Co.	817,974
110,150		JXTG Holdings, Inc.	707,815
1,533	[1]	Keane Group, Inc.	22,458
865	[1]	Liberty Oilfield Services, Inc., Class A	18,390
639	[1]	Mammoth Energy Services, Inc.	24,129
14,815		Marathon Petroleum Corp.	1,170,829
6,036		Neste Oyj	492,056
425		OMV AG	24,221
16,887		PBF Energy, Inc.	796,729
142	[1]	Par Petroleum Corp.	2,529
617		Peabody Energy Corp.	26,698
9,806		Phillips 66	1,142,301
1,701	[1]	Propetro Holding Corp.	27,675
32,271		RPC, Inc.	529,890
257	[1]	SEACOR Holdings, Inc.	13,423
36,500		Showa Shell Sekiyu KK	483,954
192	[1]	Talos Energy, Inc.	6,167
24,543		Tenaris SA	440,907
2,675	[1]	Tetra Technologies, Inc.	11,289
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
21,942		Total SA	$1,333,508
198		US Silica Holdings, Inc.	6,124
11,970		Valero Energy Corp.	1,450,764
2,491	[1]	W&T Offshore, Inc.	17,063
16,467		World Fuel Services Corp.	343,831
		TOTAL	12,673,812
		Financials—12.2%
21,222		ABN AMRO Group NV- GDR	551,927
11,420		AGEAS	578,580
9,800		AIA Group Ltd.	89,424
98,766		AMP Ltd.	290,926
5,795		Admiral Group PLC	148,355
19,022		Aegon N.V.	118,137
20,077		Aflac, Inc.	904,670
5,807		Allianz SE	1,198,171
974		American Equity Investment Life Holding Co.	34,519
24,433		American International Group, Inc.	1,289,818
1,243		Ameriprise Financial, Inc.	172,317
6,695		Assurant, Inc.	624,978
4,221		Assured Guaranty Ltd.	149,803
31,630		Australia & New Zealand Banking Group, Melbourne	649,000
2,834		BNP Paribas SA	176,699
121,000		BOC Hong Kong (Holdings) Ltd.	605,547
7,359		Baloise Holding AG	1,077,495
127		BancFirst Corp.	7,588
1,790		BancorpSouth Bank	59,965
3,960		Bank Hapoalim Ltd.	27,309
64,112		Bank Leumi Le-Israel	399,327
97,989		Bank of America Corp.	2,845,601
6,024		Bank of Montreal	466,644
9,526		Bank of Nova Scotia	574,822
34,988		Bank of Queensland	266,982
8,766		Bankinter SA	84,896
39,317		Bendigo Bank	318,621
3,719	[1]	Berkshire Hathaway, Inc., Class B	712,300
2,025		BlackRock, Inc.	1,081,816
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
703		Brightsphere Investment Group PLC	$10,904
8,455		CME Group, Inc.	1,377,319
2,987		CNO Financial Group, Inc.	59,800
23,570		CNP Assurances	550,947
4,593		CYS Investments, Inc.	33,621
6,497		Canadian Imperial Bank of Commerce	567,222
827	[1]	Cannae Holdings, Inc.	16,532
1,471		Cathay Bancorp, Inc.	62,061
905		CenterState Bank Corp.	27,829
794		Chemical Financial Corp.	44,559
57,221	[1]	Commerzbank AG	585,311
332		Commonwealth Bank of Australia, Sydney	17,374
5,100		Concordia Financial Group Ltd.	28,616
124,042		Corp Mapfre SA	377,380
40,107		Credit Agricole SA	552,981
129	[1]	Customers Bancorp, Inc.	3,910
10,747		Danske Bank	357,131
4,996		Deutsche Boerse AG	668,484
9,014		DnB ASA	161,091
18,519	[1]	E*Trade Financial Corp.	1,173,179
863	[1]	Eagle Bancorp, Inc.	52,255
16,415		East West Bancorp, Inc.	1,140,514
967	[1]	Enova International, Inc.	32,491
463		Enterprise Financial Services Corp.	25,280
2,218		Erste Group Bank AG	91,833
1,134	[1]	Essent Group Ltd.	38,896
192		Evercore, Inc.	20,045
6,209		Exor NV	457,283
821	[1]	FCB Financial Holdings, Inc.	50,040
134		Federal Agricultural Mortgage Association, Class C	12,530
4,380	[1]	First BanCorp	33,945
660		First BanCorp	27,463
101		First Citizens Bancshares, Inc., Class A	44,368
142		First Commonwealth Financial Corp.	2,228
657		First Interstate BancSystem, Inc., Class A	28,678
4,930		Franklin Resources, Inc.	165,500
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
5,854	[1]	Genworth Financial, Inc., Class A	$20,138
13,037		Gjensidige Forsikring ASA	201,441
1,326		Great-West Lifeco, Inc.	33,656
1,515		Green Bancorp, Inc.	34,012
258	[1]	Green Dot Corp.	18,388
24,597		HSBC Holdings PLC	235,678
282		Hamilton Lane, Inc.	13,186
766		Hancock Whitney Corp.	38,491
1,200		Hang Seng Bank Ltd.	29,987
4,275		Hannover Rueck SE	539,964
26,374		Hargreaves Lansdown PLC	667,075
862		Hope Bancorp, Inc.	15,507
470		Houlihan Lokey, Inc.	22,978
58,671		ING Groep N.V.	852,621
423		Iberiabank Corp.	33,798
433		Independent Bank Corp., Michigan	11,063
6,100		Industrial Alliance Insurance & Financial Services, Inc.	249,344
340		International Bancshares Corp.	14,688
3,366		Invesco Mortgage Capital, Inc.	54,630
4,542		Investors Bancorp, Inc., New	60,590
6,293		JPMorgan Chase & Co.	673,414
408		James River Group Holdings Ltd.	15,475
2,236		KBC Group	173,064
310		Kemper Corp.	24,010
659		LegacyTexas Financial Group, Inc.	27,671
100,968		Legal & General Group PLC	362,228
816,344		Lloyds Banking Group PLC	686,088
5,061		London Stock Exchange Group PLC	301,276
70,600		MFA Financial, Inc.	549,268
5,321	[1]	MGIC Investment Corp.	55,285
6,070		MSCI Inc., Class A	986,800
2,130		MTGE Investment Corp.	42,493
70,495		Medibank Private Ltd.	155,829
1,949		MetLife, Inc.	89,635
19,132		National Australia Bank Ltd., Melbourne	386,712
7,299		National Bank of Canada, Montreal	349,132
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
40,723		Navient Corp.	$562,385
45,698		Nordea Bank AB	439,737
2,638		Oritani Financial Corp.	41,944
5,000		Oversea-Chinese Banking Corp. Ltd.	46,590
74		PJT Partners, Inc.	4,090
348		PNC Financial Services Group	49,907
394		Pargesa Holding Porteur	34,513
1,595		Partners Group Holding AG	1,149,567
1,602		Pennymac Mortgage Investment Trust	29,989
179		Piper Jaffray Cos., Inc.	13,389
250		Preferred Bank Los Angeles, CA	15,925
712		Primerica, Inc.	70,025
44,024		RSA Insurance Group PLC	381,512
3,593		Radian Group, Inc.	57,129
304	[1]	Raiffeisen Bank International AG	9,520
248		Republic Bancorp, Inc.	10,890
36,400		Resona Holdings, Inc.	202,251
17,027		Royal Bank of Canada, Montreal	1,286,940
4,992		Schroders PLC	214,426
21,167		Schwab (Charles) Corp.	1,177,309
13,908		Scor Regroupe	514,894
514	[1]	Seacoast Banking Corp. of Florida	16,027
8,673	[1]	Signature Bank	1,105,721
49,000		Skand Enskilda BKN, Class A	441,732
2,461		Societe Generale, Paris	106,477
8,989		Swiss Re AG	778,070
10,213		TRYG A/S	235,190
534		The Bank of NT Butterfield & Son Ltd.	25,498
5,929		The Travelers Cos, Inc.	761,995
75,918		Three I Group	962,112
17,619		Toronto-Dominion Bank	1,028,658
1,027	[1]	Triumph Bancorp, Inc.	42,158
2,459		Trustco Bank Corp.	21,393
827		Trustmark Corp.	26,605
399	[1]	Turpanion, Inc.	12,676
1,664		U.S. Bancorp	83,183
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
2,452		Umpqua Holdings Corp.	$57,720
910		United Community Financial Corp.	9,519
461		United Financial Bancorp, Inc.	8,031
5,133		United Mizrahi Bank Ltd.	98,008
39,900		United Overseas Bank Ltd.	835,175
338		Walker & Dunlop, Inc.	18,969
1,058		Washington Federal, Inc.	34,332
41,503		Wells Fargo & Co.	2,240,747
9,157	[1]	Western Alliance Bancorp	551,801
37,874		Westpac Banking Corp. Ltd.	795,190
438		Wintrust Financial Corp.	40,344
		TOTAL	49,081,715
		Health Care—6.2%
2,382	[1]	Aduro Biotech, Inc.	20,962
4,737		Aetna, Inc.	834,328
69	[1]	Agios Pharmaceuticals, Inc.	6,451
275	[1]	Akebia Therapeutics, Inc.	2,700
21,400		Alfresa Holdings Corp.	538,585
792	[1]	Amedisys, Inc.	60,469
1,876		AmerisourceBergen Corp.	154,095
1,044	[1]	Amneal Pharmaceuticals, Inc.	20,609
273	[1]	Amphastar Pharmaceuticals, Inc.	4,313
160		Analogic Corp.	13,384
2,793		Anthem, Inc.	618,426
2,825	[1]	Apellis Pharmaceuticals, Inc.	57,658
1,141	[1]	Array BioPharma, Inc.	18,655
4,042	[1]	Athenex, Inc.	64,753
24	[1]	Audentes Therapeutics, Inc.	910
16,132		Baxter International, Inc.	1,142,791
449	[1]	BioTelemetry, Inc.	18,970
18,809		Bristol-Myers Squibb Co.	989,730
19,130		Bruker Corp.	579,065
3,226		CVS Health Corp.	204,496
5,654		Cardinal Health, Inc.	294,517
368	[1]	Cardiovascular Systems, Inc.	11,077
2,339	[1]	Catalent, Inc.	91,829
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
1,132		Cigna Corp.	$191,727
1,480	[1]	Coherus Biosciences, Inc.	23,088
188	[1]	Collegium Pharmaceutical, Inc.	4,253
305		Coloplast, Class B	28,976
2,382	[1]	Corcept Therapeutics, Inc.	44,067
1,078	[1]	Corvel Corp.	54,439
155	[1]	Cotiviti Holdings, Inc.	5,287
269	[1]	Cutera, Inc.	11,298
1,628	[1]	Diplomat Pharmacy, Inc.	38,323
1,200	[1,2]	Dyax Corp., CVR	2,916
1,086	[1]	Emergent Biosolutions, Inc.	55,994
159,693	[1]	Endo International PLC	1,004,469
11,873	[1]	Express Scripts Holding Co.	900,092
764	[1]	FibroGen, Inc.	41,180
5,751		Fresenius SE & Co KGaA	442,270
1,359	[1]	Genomic Health, Inc.	54,251
56	[1]	Glaukos Corp.	2,115
5,768		HCA Healthcare, Inc.	594,912
468	[1]	HMS Holdings Corp.	10,123
1,159	[1]	Haemonetics Corp.	104,716
1,095	[1]	Halozyme Therapeutics, Inc.	20,148
1,099	[1]	Halyard Health, Inc.	60,335
3,406		Humana, Inc.	991,078
34	[1]	ICU Medical, Inc.	9,896
1,336	[1]	Illumina, Inc.	363,980
5,066	[1]	Incyte Genomics, Inc.	345,856
120	[1]	Inogen, Inc.	21,923
7,112	[1]	Intercept Pharmaceuticals, Inc.	499,334
75,623	[1]	Intrexon Corp.	1,253,829
4,061		Johnson & Johnson	485,777
46	[1]	Kura Oncology, Inc.	766
650	[1]	LHC Group, Inc.	50,030
11,109		Lilly (Eli) & Co.	944,709
3,469		Luminex Corp.	98,242
581	[1]	MacroGenics, Inc.	13,206
716	[1]	Magellan Health, Inc.	65,478
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
116	[1]	Masimo Corp.	$11,490
30,900		Medipal Holdings Corp.	710,888
1,976	[1]	Medpace Holdings, Inc.	83,308
6,000		Merck & Co., Inc.	357,180
1,517	[1]	Merit Medical Systems, Inc.	77,822
194	[1]	Molina Healthcare, Inc.	16,476
841	[1]	Natus Medical, Inc.	31,033
13	[1]	Nektar Therapeutics	1,044
12,988	[1]	Neurocrine Biosciences, Inc.	1,250,225
2,666		Novartis AG	197,800
13,423		Novo Nordisk A/S	638,408
882	[1]	Nxstage Medical, Inc.	24,378
126	[1]	OraSure Technologies, Inc.	2,143
1,178		Orion Oyj	34,830
34	[1]	Orthofix International NV	1,858
8,400		Otsuka Holdings Co., Ltd.	416,047
763	[1]	PRA Health Sciences, Inc.	64,779
13,999		Pfizer, Inc.	502,984
1,715		Phibro Animal Health Corp.	77,518
192	[1]	Providence Service Corp.	13,824
2,022	[1]	Regeneron Pharmaceuticals, Inc.	607,247
983	[1]	Sangamo BioSciences, Inc.	16,170
1,579	[1]	Supernus Pharmaceuticals, Inc.	88,977
10,200		Suzuken Co. Ltd.	456,280
13,252	[1]	Tesaro, Inc.	606,544
698	[1]	Tivity Health, Inc.	24,465
4,496		UCB SA	354,030
7,662		UnitedHealth Group, Inc.	1,850,450
4,511	[1]	Vertex Pharmaceuticals, Inc.	694,694
7,391		Vifor Pharma AG	1,149,874
462	[1]	Voyager Therapeutics, Inc.	9,180
538	[1]	Wellcare Health Plans, Inc.	119,258
610	[1]	William Demant Holding A/S	22,194
		TOTAL	25,101,254
		Industrials—8.8%
218		3M Co.	42,996
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
1,333		AAR Corp.	$59,572
13,806		ABB Ltd.	313,802
29,432		ADT, Inc.	221,329
186	[1]	ASGN, Inc.	14,322
9,522		Adecco Group AG	570,012
1,672		Airbus Group SE	191,851
16,186		Alfa Laval	404,524
16,197		Allison Transmission Holdings, Inc.	669,098
851		Andritz AG	42,358
404		Applied Industrial Technologies, Inc.	28,179
115		ArcBest Corp.	5,457
312		Argan, Inc.	12,074
17,857		Ashtead Group PLC	551,033
1,277	[1]	Atkore International Group, Inc.	27,583
44,821		BAE Systems PLC	381,070
3,559		BWX Technologies, Inc.	237,528
3,664		Boeing Co.	1,290,314
13,563		Bouygues SA	626,991
559		Brady (W.H.) Co.	21,801
305		Brinks Co. (The)	24,171
503	[1]	Builders Firstsource, Inc.	9,849
8,914		Bunzl PLC	271,394
389	[1]	CBIZ, Inc.	8,033
635	[1]	Casella Waste Systems, Inc.	14,973
2,199		Caterpillar, Inc.	334,050
276	[1]	Cimpress NV	38,427
55		Comfort Systems USA, Inc.	2,577
2,654		Compagnie de Saint Gobain	133,796
1,822	[1]	Continental Building Products, Inc.	55,116
11,174		Crane Co.	928,671
734		Cummins, Inc.	104,514
4,105		DSV, De Sammensluttede Vognmad AS	341,052
21,600		Dai Nippon Printing Co. Ltd.	462,160
1,273		Delta Air Lines, Inc.	68,806
13,445		Deutsche Lufthansa AG	365,632
21,338		Deutsche Post AG	810,148
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
20		EnerSys, Inc.	$1,598
571		EnPro Industries, Inc.	42,060
101	[1]	FTI Consulting, Inc.	6,261
511		Federal Signal Corp.	12,208
4,386		FedEx Corp.	1,092,640
6,539		Ferguson PLC	506,784
4,020		Finning International, Inc.	99,988
768	[1]	Foundation Building Materials, Inc.	11,789
5,589		Fraport AG	523,180
34,000		Fuji Electric Co.	241,347
68	[1]	GMS, Inc.	2,037
4,837		G4S PLC	17,360
857		Global Brass & Copper Holdings, Inc.	26,910
1,962		Graco, Inc.	89,075
531	[1]	Harsco Corp.	13,010
996		Hawaiian Holdings, Inc.	36,852
15,150		Heico Corp., Class A	1,152,158
75	[1]	Heritage-Crystal Clean, Inc.	1,523
1,473		Hillenbrand, Inc.	68,715
29,200		Hino Motors Ltd.	326,059
6,029		Hochtief AG	1,108,691
500		Hoshizaki Electric Co. Ltd.	50,035
1,124,500		Hutchison Port Holdings TR-U	307,376
126		Hyster-Yale Materials Handling, Inc.	8,404
46		ICF International, Inc.	3,250
3,336	[1]	IHS Markit Ltd.	164,398
36,718		IMI PLC	566,409
6,001		Illinois Tool Works, Inc.	862,344
10,698		Ingersoll-Rand PLC	936,503
1,054		Insperity, Inc.	96,968
1,879		Interface, Inc.	42,653
33,907		International Consolidated Airlines Group SA	307,215
13,203		Intertek Group PLC	959,573
2,600		Ishikawajima-Harima Heavy Industries Co., Ltd.	97,434
17,000		JGC Corp.	353,576
15,600		JTEKT Corp.	226,223
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
3,600		Japan Airport Terminal Co. Ltd.	$165,000
603		KBR, Inc.	11,107
6,000		Kajima Corp.	48,787
783		Kimball International, Inc., Class B	12,724
905		Korn/Ferry International	49,485
496		Kuehne + Nagel International AG	74,579
1,664		L3 Technologies, Inc.	330,021
195		MOOG, Inc., Class A	15,898
2,434	[1]	MRC Global, Inc.	50,262
353		MTU Aero Engines GmbH	66,671
663	[1]	MYR Group, Inc.	25,884
6,620		Manpower Group, Inc.	595,800
112,700		Marubeni Corp.	875,470
192	[1]	Masonite International Corp.	12,691
1,191	[1]	Mastec, Inc.	55,560
429		McGrath Rentcorp.	27,919
2,923	[1]	Meritor, Inc.	60,652
10,100		Misumi Corp.	290,853
19,100		Mitsubishi Electric Corp.	270,049
14,300		Mitsui & Co. Ltd.	251,057
1,349		Mueller Industries, Inc.	40,740
3,936		Mueller Water Products, Inc.	46,878
56,000		NWS Holdings Ltd.	103,935
2,900		Nippon Express Co. Ltd.	217,593
6,021		Norfolk Southern Corp.	913,085
609		Orbital ATK, Inc.	81,435
2,219		Owens Corning, Inc.	140,285
3,914		Parker-Hannifin Corp.	668,903
143	[1]	Patrick Industries, Inc.	8,666
263		Pentair PLC	11,477
8,900		Persol Holdings Co. Ltd.	190,072
645		Primoris Services Corp.	16,815
8,609		Prysmian S.p.A	241,522
9,230		Randstand N.V.	552,107
22,800		Recruit Holdings Co. Ltd.	631,788
56,687		Relx PLC	1,245,529
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
19,474		Rexel SA	$286,149
2,203	[1]	Rexnord Corp.	64,284
5,286		Rockwell Automation, Inc.	927,217
3,743		Royal Mail PLC	25,328
91	[1]	Rush enterprises, Inc., Class A	3,916
5,169		SNC-Lavalin Group, Inc.	225,481
669	[1]	SPX Corp.	22,920
469	[1]	Saia, Inc.	38,646
33,614		Sandvik AB	583,214
14,500		Shimizu Corp.	141,048
1,441		SkyWest, Inc.	82,137
11,564		Smiths Group PLC	270,710
14,016		Southwest Airlines Co.	715,937
1,050		Spartan Motors, Inc.	16,275
193	[1]	Standard Plus Corp.	6,948
4,151		Stanley Black & Decker, Inc.	577,985
113,098		Sydney Airport	620,909
1,130	[1]	TPI Composites, Inc.	29,719
1,200		Taisei Corp.	65,671
13,089		Toro Co.	759,162
13,800		Toyota Tsusho Corp.	474,716
7,242		Transurban Group	64,884
121	[1]	Trex Co., Inc.	14,257
2,007	[1]	TriMas Corp.	57,400
145	[1]	TrueBlue, Inc.	3,741
1,830		Union Pacific Corp.	261,251
49		Universal Forest Products, Inc.	1,802
165		VSE Corp.	8,153
319	[1]	Veritiv Corp.	10,607
426	[1]	Vicor Corp.	18,680
21,632		Volvo AB	372,573
16,100		Yamato Holdings Co. Ltd.	461,052
		TOTAL	35,661,940
		Information Technology—10.5%
2,653		ASML Holding NV	517,603
368		AVX Corp.	5,627
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
9,469		Accenture PLC	$1,474,702
485	[1]	Acxiom Corp.	14,206
2,293	[1]	Adobe Systems, Inc.	571,599
802	[1]	Advanced Energy Industries, Inc.	52,555
489	[1]	Alarm.com Holdings, Inc.	21,726
880	[1]	Alphabet, Inc., Class A Shares	968,000
2,907	[1]	Alphabet, Inc., Class C Shares	3,154,066
3,800		Alps Electric Co.	89,823
12,033		Amadeus IT Group SA	953,598
3,798	[1]	Amkor Technology, Inc.	34,562
23,454		Apple, Inc.	4,382,849
4,267		Applied Materials, Inc.	216,678
90	[1]	Applied Optoelectronics, Inc.	4,209
466	[1]	Aquantia Corp.	5,573
721	[1]	Aspen Technology, Inc.	67,240
2,151		Auto Trader Group PLC	10,084
9,258		Automatic Data Processing, Inc.	1,203,725
592		Avnet, Inc.	22,567
1,644		Benchmark Electronics, Inc.	45,539
166		Blackbaud, Inc.	16,180
244	[1]	Blackline, Inc.	10,155
574	[1]	Bottomline Technologies, Inc.	27,299
811		Brooks Automation, Inc.	26,503
21,700		Brother Industries Ltd.	451,280
18,951		CA, Inc.	677,309
116	[1]	CACI International, Inc., Class A	19,331
4,550		CDW Corp.	364,227
471		CSG Systems International, Inc.	19,490
360	[1]	Carbonite, Inc	13,968
1,140	[1]	Cars.com, Inc. W/I	29,275
198	[1]	Ciena Corp.	4,564
255	[1]	Cirrus Logic, Inc.	9,557
45,479		Cisco Systems, Inc.	1,942,408
1,780		Cognizant Technology Solutions Corp.	134,123
294	[1]	Commvault Systems, Inc.	20,095
215		Constellation Software, Inc.	169,337
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
347	[1]	Control4 Corp.	$8,602
667		Convergys Corp.	15,768
10,209	[1]	Dell Technologies, Inc.	823,458
92	[1]	Diodes, Inc.	3,150
233	[1]	EPAM Systems, Inc.	28,701
110		Ebix, Inc.	8,206
147		Electro Scientific Industries, Inc.	2,884
3,704	[1]	Endurance International Group Holdings, Inc.	33,151
504		Entegris, Inc.	17,690
64	[1]	Envestnet, Inc.	3,386
454	[1]	ePlus, Inc.	41,291
781	[1]	Etsy, Inc.	25,258
2,602		Evertec, Inc.	56,724
143	[1]	Fabrinet	5,024
6,649	[1]	Facebook, Inc.	1,275,145
1,780	[1]	Finisar Corp.	28,854
23,000		Fujitsu Ltd.	140,355
93		Hewlett Packard Enterprise Co.	1,417
3,100		Hitachi High-Technologies Corp.	140,759
91,000		Hitachi Ltd.	662,971
634	[1]	Ichor Holdings Ltd.	15,774
792	[1]	Insight Enterprises, Inc.	37,145
12,582		Intel Corp.	694,526
656		InterDigital, Inc.	51,726
7,913		Intuit, Inc.	1,595,261
117	[1]	Itron, Inc.	6,681
478		j2 Global, Inc.	40,362
1,230	[1]	Kemet Corp.	24,575
884	[1]	Kimball Electronics, Inc.	16,531
4,506		Lam Research Corp.	892,999
129	[1]	Lumentum Holdings, Inc.	7,579
79		MKS Instruments, Inc.	8,864
989		ManTech International Corp., Class A	53,317
1,741		Marvell Technology Group Ltd.	37,501
9,877		Mastercard, Inc., Class A	1,877,815
114		Maximus, Inc.	6,943
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
531		Methode Electronics, Inc., Class A	$21,320
1,288	[1]	Micron Technology, Inc.	74,176
55,614		Microsoft Corp.	5,496,888
266	[1]	MindBody, Inc.	10,480
1,965		Monotype Imaging Holdings, Inc.	42,444
2,054		NIC, Inc.	31,529
2,471	[1]	NXP Semiconductors NV	281,694
614	[1]	Netgear, Inc.	37,116
7,335		Nvidia Corp.	1,849,814
462	[1]	Oclaro, Inc.	3,955
6,100		Omron Corp.	318,856
4,186		Oracle Corp.	195,570
5,800		Otsuka Corp.	238,547
4,118	[1]	PayPal Holdings, Inc.	337,964
228	[1]	Perficient, Inc.	5,953
399		Plantronics, Inc.	29,067
1,452		Progress Software Corp.	55,002
4	[1]	Proofpoint, Inc.	468
493		Qad, Inc.	25,562
134	[1]	Qualys, Inc.	10,311
307	[1]	RealPage, Inc.	18,036
379	[1]	RingCentral, Inc.	28,709
370	[1]	SMART Global Holdings, Inc.	16,476
35,742		STMicroelectronics N.V.	850,848
185	[1]	Sanmina Corp.	5,328
591	[1]	ScanSource, Inc.	23,138
365		Science Applications International Corp.	32,284
1,710	[1]	Semtech Corp.	82,764
1,700		Shimadzu Corp.	46,655
6,491		Skyworks Solutions, Inc.	640,078
35	[1]	Stamps.com, Inc.	8,778
472	[1]	Sykes Enterprises, Inc.	13,287
86		Synnex Corp.	9,187
7,392	[1]	Synopsys, Inc.	651,013
2,626	[1]	Syntel, Inc.	82,719
424		Systemax, Inc.	14,000
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
176		TTEC Holdings, Inc.	$6,213
912	[1]	Take-Two Interactive Software, Inc.	102,217
1,095	[1]	Techtarget, Inc.	29,390
2,298		Teradyne, Inc.	87,117
10,231		Texas Instruments, Inc.	1,144,951
2,781		TiVo Corp.	40,046
1,572	[1]	Ultra Clean Holdings, Inc.	27,699
88	[1]	Verint Systems, Inc.	3,714
5,300	[1]	Viavi Solutions, Inc.	50,403
3,579		Visa, Inc., Class A Shares	467,847
992	[1]	Xcerra Corp.	13,660
33,450		Xerox Corp.	909,171
1,900		Yokogawa Electric Corp.	34,545
2,743	[1]	Zebra Technologies Co., Class A	421,078
198,969	[1]	Zynga, Inc.	875,464
		TOTAL	42,245,556
		Materials—3.5%
618	[1]	AdvanSix, Inc.	22,563
6,500		Air Water, Inc.	126,000
748		Akzo Nobel NV	65,554
335	[1]	Alcoa Corp.	16,103
98,629		Alumina Ltd.	199,079
6,364		Amcor Ltd.	67,559
16,035		Anglo American PLC	383,246
16,348		ArcelorMittal	526,360
21,600		Asahi Kasei Corp.	295,502
6,169		Avery Dennison Corp.	647,930
6,459		BHP Billiton PLC	148,511
5,362	[1]	Berry Global Group, Inc.	258,931
1,574		Boise Cascade Co.	75,080
4,610		Cabot Corp.	277,753
2,498		Commercial Metals Corp.	59,053
8,046		Covestro AG	733,790
11,118		Croda International PLC	689,192
1,529		EMS-Chemie Holdings AG	958,428
433	[1]	Ferro Corp.	8,859
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	$0
92,798		Fortescue Metals Group Ltd.	328,076
3,846		Freeport-McMoRan, Inc.	64,997
204,504		Glencore PLC	1,011,843
14,892		Grace (W.R.) & Co.	1,066,118
891		Greif, Inc., Class A	51,954
46		Innophos Holdings, Inc.	2,186
243		KMG Chemicals, Inc.	16,245
1,490		Koninklijke DSM NV	148,008
250	[1]	Koppers Holdings, Inc.	10,075
553		Kronos Worldwide, Inc.	13,681
905		Louisiana-Pacific Corp.	26,408
442		Materion Corp.	24,111
26,800		Mitsubishi Chemical Holdings Corp.	247,047
1,400		Mitsui Chemicals, Inc.	40,344
7,954		Mondi PLC	220,941
6,116		Monsanto Co.	779,545
1,031		Myers Industries, Inc.	20,208
18,479		Newmont Mining Corp.	719,388
2,800		Nitto Denko Corp.	218,816
11,090		Nucor Corp.	711,867
23,887		Rio Tinto PLC	1,346,848
755		Schnitzer Steel Industries, Inc., Class A	23,518
87		Sika AG	692,658
311		Stepan Co.	22,610
709		Trinseo SA	51,261
15,841		UPM - Kymmene Oyj	581,741
341	[1]	Verso Corp.	6,898
1,636		Voest-alpine Stahl	87,293
		TOTAL	14,094,178
		Real Estate—2.1%
1,257		Alexander & Baldwin, Inc.	26,787
7,525		American Tower Corp.	1,041,234
7,400		Ascendas Real Estate Investment Trust	14,615
19,207		Brixmor Property Group, Inc.	305,007
19,000		CK Asset Holdings Ltd.	158,437
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
20,600		Capitacommercial Trust	$26,238
54,700		CapitaLand Mall Trust	84,362
497		CatchMark Timber Trust, Inc.	6,312
1,768	[1]	CorePoint Lodging, Inc. REIT	49,323
1,500		Daito Trust Construction Co. Ltd.	244,386
62,418		Dexus Property Group	465,920
1,835		DiamondRock Hospitality Co.	23,360
21,027		Duke Realty Corp.	591,279
138		First Industrial Realty Trust	4,544
7,841		Forest City Realty Trust, Inc., Class A	159,721
244	[1]	Forestar Group, Inc.	5,710
505		Four Corners Property Trust, Inc.	11,559
119,912		GPT Group/The REIT	455,213
7,634		Gaming and Leisure Properties, Inc.	267,953
776		Geo Group, Inc.	19,245
1,811		Government Properties Income Trust	26,314
1,833		InfraREIT, Inc.	39,153
6,453		Investors Real Estate Trust	35,943
9,500		Kerry Properties Ltd.	50,762
1,807		Kite Realty Group Trust	28,352
856		Liberty Property Trust	37,844
42,000		Link REIT	371,235
4,578		Mack-Cali Realty Corp.	90,507
134	[1]	Marcus & Millichap Co., Inc.	5,020
1,496		New Senior Investment Group, Inc.	11,190
192		NexPoint Residential Trust, Inc.	5,322
2,223		NorthStar Realty Europe Corp.	31,144
1,165		PotlatchDeltic Corp. REIT	58,833
2,777		Preferred Apartment Communities, Inc.	40,739
14,183		ProLogis, Inc.	912,676
1,086		RLJ Lodging Trust	25,412
228		RMR Group, Inc./The	17,237
19,935		Rayonier, Inc.	774,873
847		Re/Max Holdings, Inc.	44,129
328		Rexford Industrial Realty, Inc.	10,257
353		Sabra Health Care REIT, Inc.	7,318
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
155,450		Scentre Group	$490,292
144,923		Stockland	453,793
6,600		Suntec Real Estate Investment	8,839
553		Terreno Realty Corp.	21,075
99		Tier RIET, Inc	2,174
7,765		Ventas, Inc.	424,435
4,430		WP Carey, Inc.	297,740
573		Weyerhaeuser Co.	21,390
1,491		Xenia Hotels & Resorts, Inc.	37,528
		TOTAL	8,342,731
		Telecommunication Services—1.3%
37,582		AT&T, Inc.	1,214,650
259		Cogent Communications Holdings, Inc.	13,261
311,095		HKT Trust and HKT Ltd.	392,518
24,600		KDDI Corp.	664,090
25,200		NTT Docomo, Inc.	651,423
597	[1]	Orbcomm, Inc.	5,767
53,000		PCCW Ltd.	31,201
13,223		Rogers Communications, Inc., Class B	620,561
181		Shenandoah Telecommunications Co.	5,774
11,723	[1]	Sprint Corp.	60,256
10,542	[1]	T-Mobile USA, Inc.	587,189
20,558		Tele2 AB, Class B	251,689
571		Telenor ASA	11,760
3,501		Telephone and Data System, Inc.	89,451
181,067		Telstra Corp. Ltd.	382,667
7,788		Verizon Communications	371,254
3,159	[1]	Vonage Holdings Corp.	36,171
		TOTAL	5,389,682
		Utilities—2.2%
754		American States Water Co.	42,435
4,628		Atmos Energy Corp.	412,864
65,356		AusNet Services	80,131
74,500		CLP Holdings Ltd.	781,969
23,775		CenterPoint Energy, Inc.	621,241
6,483		DTE Energy Co.	664,054
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
10,775		E.On SE	$114,315
2,404		Endesa SA	53,159
40,461		Engie	643,689
292,500		HK Electric Investments Ltd.	283,361
104,000		Hong Kong and China Gas Co. Ltd.	224,703
107,805		Iberdrola SA	763,789
731		Idacorp, Inc.	67,515
2,623		NRG Yield, Inc.	45,903
6		New Jersey Resources Corp.	266
7,501		NextEra Energy, Inc.	1,243,741
34		Northwestern Corp.	1,852
861		ONE Gas, Inc.	64,618
2,547		Orsted A/S	152,809
18,900		Osaka Gas Co.	411,580
19,154		PPL Corp.	523,287
8,020		Severn Trent	212,102
107		South Jersey Industries, Inc.	3,544
510		Spire, Inc.	36,338
11,400		Toho Gas Co. Ltd.	358,809
11,693		UGI Corp.	590,146
13,598		Uniper SE	431,491
726		WGL Holdings, Inc.	64,033
		TOTAL	8,893,744
		TOTAL COMMON STOCKS (IDENTIFIED COST $211,320,107)	259,935,277
		ASSET-BACKED SECURITIES—0.3%
$150,000	[3]	American Express Credit Class Account Master Trust 2014-1, Class A, (1-month USLIBOR +0.370%), 2.289%, 12/15/2021	150,385
170,046	[3]	Chesapeake Funding II LLC 2016-2A, Class A2, (1-month USLIBOR +1.000%), 2.919%, 06/15/2028	170,511
265,000	[3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, (1-month USLIBOR +1.350%), 3.310%, 09/27/2021	265,875
171,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	168,697
160,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	159,859
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		ASSET-BACKED SECURITIES—continued
$78,644		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	$78,586
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $994,649)	993,913
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.0%
		Financials—0.0%
148,646		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025 (IDENTIFIED COST $151,613)	144,115
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	241,645
255,000		Bank, Class A4, 3.488%, 11/15/2050	250,752
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	210,905
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	203,848
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	450,681
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	290,047
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	52,088
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	101,289
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,883,845)	1,801,255
		CORPORATE BONDS—5.6%
		Basic Industry - Chemicals—0.1%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/01/2044	319,801
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	15,578
		TOTAL	335,379
		Basic Industry - Metals & Mining—0.0%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	103,183
		Basic Industry - Paper—0.0%
150,000	[1,2,4]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	178,669
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, (3-month USLIBOR +1.735%), 4.078%, 2/15/2042	83,232
80,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	79,551
		TOTAL	341,452
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.1%
$130,000	Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	$130,432
185,000	Masco Corp., Unsecd. Note, 4.450%, 4/01/2025	187,669
	TOTAL	318,101
	Capital Goods - Diversified Manufacturing—0.1%
30,000	General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	36,914
100,000	Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	104,099
300,000	Valmont Industries, Inc., 5.250%, 10/01/2054	284,064
	TOTAL	425,077
	Communications - Cable & Satellite—0.1%
200,000	CCO Safari II LLC, 4.908%, 07/23/2025	203,668
20,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	20,871
	TOTAL	224,539
	Communications - Media & Entertainment—0.2%
100,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	113,160
310,000	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 9/16/2024	311,523
20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	20,393
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	73,370
350,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	334,987
	TOTAL	853,433
	Communications - Telecom Wireless—0.3%
22,500,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 06/09/2019	1,092,473
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	171,730
	TOTAL	1,264,203
	Communications - Telecom Wirelines—0.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	296,047
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	204,017
120,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 03/16/2037	124,965
	TOTAL	625,029
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 03/18/2021	273,318
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	68,721
200,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	200,340
	TOTAL	542,379
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—0.2%
$100,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	$103,146
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	289,198
107,530	CVS Health Corp., Pass-Thru Cert., Series 144A, 5.298%, 1/11/2027	110,310
200,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	183,441
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	106,559
	TOTAL	792,654
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 06/06/2023	193,447
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	127,008
	TOTAL	320,455
	Consumer Non-Cyclical - Food/Beverage—0.2%
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	198,491
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	246,558
100,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 08/15/2027	95,078
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	122,919
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	74,100
	TOTAL	737,146
	Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/01/2026	89,116
	Consumer Non-Cyclical - Products—0.1%
270,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 04/01/2026	265,236
	Consumer Non-Cyclical - Tobacco—0.1%
24,000	Altria Group, Inc., 9.250%, 08/06/2019	25,771
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	222,855
	TOTAL	248,626
	Energy - Independent—0.1%
375,000	Canadian Natural Resources Ltd., 3.900%, 02/01/2025	373,369
225,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	222,055
	TOTAL	595,424
	Energy - Integrated—0.2%
135,000	BP Capital Markets PLC, 3.119%, 5/04/2026	129,686
155,000	Husky Energy, Inc., 4.000%, 04/15/2024	156,071
100,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	101,376
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	42,246
100,000	Petroleos Mexicanos, 6.500%, 06/02/2041	93,450
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	$147,360
		TOTAL	670,189
		Energy - Midstream—0.2%
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	314,620
230,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 02/15/2027	230,212
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	97,199
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	78,141
55,000		ONEOK, Inc., Sr Unsecured Note, 4.950%, 07/13/2047	55,684
100,000		Williams Partners LP, 4.900%, 1/15/2045	97,468
		TOTAL	873,324
		Energy - Oil Field Services—0.0%
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	101,500
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	74,750
		TOTAL	176,250
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	245,708
25,000		Valero Energy Corp., 9.375%, 03/15/2019	26,257
		TOTAL	271,965
		Financial Institution - Banking—0.6%
250,000	[3]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, (3-month USLIBOR +0.650%), 2.958%, 10/01/2021	251,651
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	106,256
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	296,999
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	295,095
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	243,355
330,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	328,758
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,383
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	58,279
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	49,020
100,000		JPMorgan Chase & Co., Series S, 6.750%, 08/01/2066	108,280
300,000	[3]	Morgan Stanley, Sr. Unsecd. Note, (3-month USLIBOR +1.140%), 3.506%, 01/27/2020	304,367
92,930	[2]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	56,881
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	79,871
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	$227,892
50,000	[3]	Wells Fargo & Co., Sr. Unsecd. Note, (3-month USLIBOR +1.230%), 3.589%, 10/31/2023	51,040
		TOTAL	2,463,127
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	139,803
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	100,533
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	240,554
70,000		TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	70,445
		TOTAL	551,335
		Financial Institution - Finance Companies—0.1%
210,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 02/01/2022	210,608
		Financial Institution - Insurance - Life—0.3%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	33,664
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	362,475
325,000		Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	315,456
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	15,588
100,000		Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	98,735
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	207,609
		TOTAL	1,033,527
		Financial Institution - Insurance - P&C—0.1%
300,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	364,582
30,000		Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	47,585
		TOTAL	412,167
		Financial Institution - REIT - Apartment—0.1%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 05/15/2027	187,172
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	296,933
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	129,046
		TOTAL	613,151
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	100,769
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—0.1%
$100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 01/15/2028	$97,058
300,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	302,656
	TOTAL	399,714
	Financial Institution - REIT - Other—0.0%
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	162,638
	Financial Institution - REIT - Retail—0.0%
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	29,683
	Foreign-Local-Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	61,369
	Municipal Services—0.1%
136,548	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	155,125
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	112,686
	TOTAL	267,811
	Sovereign—0.1%
30,000,000	KfW, 2.050%, 02/16/2026	320,393
	Technology—0.5%
300,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	296,690
270,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	268,556
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.020%, 06/15/2026	338,021
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	120,734
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	28,135
150,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	151,190
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	306,683
380,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	375,998
70,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	72,853
	TOTAL	1,958,860
	Transportation - Railroads—0.0%
140,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.150%, 4/01/2045	139,264
	Transportation - Services—0.2%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	62,092
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Services—continued
$100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	$99,493
335,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	333,201
100,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	99,959
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	137,096
	TOTAL	731,841
	Utility - Electric—0.6%
130,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	126,540
120,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	109,155
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 06/15/2046	189,290
270,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	261,182
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	287,423
100,000	Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	105,991
300,000	National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	295,942
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	145,284
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	198,839
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 03/30/2048	186,156
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	386,497
40,000	Progress Energy, Inc., 7.050%, 03/15/2019	41,308
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	126,924
	TOTAL	2,460,531
	Utility - Natural Gas—0.1%
200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	197,980
300,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	296,117
	TOTAL	494,097
	TOTAL CORPORATE BONDS (IDENTIFIED COST $22,876,428)	22,484,045
	MORTGAGE-BACKED SECURITIES—0.0%
1,805	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	2,020
1,147	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	1,308
1,191	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	1,312
1,794	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	1,990
927	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,031
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$2,101	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	$2,339
654	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	657
110	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	111
2,567	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	2,862
1,794	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	1,981
7,238	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	7,894
36	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	36
4,365	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	4,842
6,818	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	7,325
975	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	981
565	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	637
312	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	350
3,059	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	3,430
206	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	209
6,681	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	7,414
2,776	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	3,079
2,076	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	2,271
5,087	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	5,423
6,524	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	7,363
3,711	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	4,207
9,200	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	10,339
13,088	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	14,749
364	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	391
1,983	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,262
1,283	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	1,405
327	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	373
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$180	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	$201
3,528	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	3,970
3,013	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	3,348
327	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	357
3,427	Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	3,816
2,864	Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	3,176
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $104,927)	115,459
	FOREIGN GOVERNMENTS/AGENCIES—5.6%
	Sovereign—5.6%
700,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	532,583
390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	510,350
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	821,829
200,000	Canada, Government of, Bond, 3.250%, 6/01/2021	159,784
480,000	Canada, Government of, Series WL43, 5.750%, 06/01/2029	496,007
936,000	France, Government of, 0.500%, 05/25/2025	1,114,063
620,000	France, Government of, 3.250%, 10/25/2021	814,328
350,000	France, Government of, Bond, 4.500%, 04/25/2041	664,063
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/04/2034	569,406
540,000	Germany, Government of, Unsecd. Note, 1.000%, 08/15/2025	676,133
200,000	Italy, Government of, 2.500%, 5/01/2019	236,983
1,000,000	Italy, Government of, 3.750%, 5/01/2021	1,241,721
220,000	Italy, Government of, 4.250%, 3/01/2020	270,456
1,280,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	1,378,963
500,000	Italy, Government of, Unsecd. Note, 1.600%, 06/01/2026	540,779
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/01/2046	67,497
134,000,000	Japan (20 Year Issue), Series 43, 2.900%, 09/20/2019	1,280,357
100,000,000	Japan, Government of, Series 313, 1.300%, 3/20/2021	956,244
60,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	612,344
142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,601,662
95,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 06/20/2035	1,006,082
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	$1,264,962
30,000	Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	35,423
350,000	Netherlands, Government of, 1.750%, 7/15/2023	449,258
255,000	Queensland Treasury Corp., Sr. Unsecd. Note, 4.000%, 06/21/2019	196,827
535,000	Spain, Government of, 2.750%, 4/30/2019	641,865
260,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	311,064
880,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	1,146,887
400,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	503,251
170,000	United Kingdom, Government of, 2.750%, 9/07/2024	250,008
310,000	United Kingdom, Government of, 3.250%, 1/22/2044	543,344
550,000	United Kingdom, Government of, 4.250%, 12/07/2027	929,601
330,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/07/2032	589,044
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $21,344,103)	22,413,168
	U.S. TREASURY—1.5%
220,866	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	212,986
1,065,570	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	1,056,430
315,858	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	311,479
25,652	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2022	25,156
5,100	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2027	4,943
101,164	U.S. Treasury Inflation-Protected Note, 0.500%, 1/15/2028	98,591
81,000	United States Treasury Bond, 2.500%, 5/15/2046	73,113
275,000	United States Treasury Bond, 2.750%, 8/15/2047	260,673
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,993
75,000	United States Treasury Bond, 3.000%, 2/15/2048	74,762
175,000	United States Treasury Bond, 3.125%, 5/15/2048	178,746
100,000	United States Treasury Bond, 4.375%, 2/15/2038	121,609
825,000	United States Treasury Note, 1.500%, 4/15/2020	811,116
1,250,000	United States Treasury Note, 2.250%, 11/15/2027	1,186,761
100,000	United States Treasury Note, 2.500%, 5/31/2020	100,145
30,000	United States Treasury Note, 2.500%, 1/31/2025	29,538
250,000	United States Treasury Note, 2.750%, 2/15/2028	247,652
170,000	United States Treasury Note, 2.875%, 4/30/2025	171,151
800,000	United States Treasury Note, 2.875%, 5/31/2025	805,438
225,000	United States Treasury Note, 2.875%, 5/15/2028	225,475
	TOTAL U.S. TREASURY (IDENTIFIED COST $6,029,750)	5,998,757
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	EXCHANGE-TRADED FUND—8.5%
617,849	iShares Core MSCI Emerging Markets ETF (IDENTIFIED COST $28,122,516)	$34,309,155
	PURCHASED CALL OPTION—0.0%
1,509,040	Bank of America Merrill Lynch EUR CALL/USD PUT, Notional Amount $1,509,040, Exercise Price $1.161, Expiration Date 6/27/2018 (IDENTIFIED COST $14,321)	20,970
	INVESTMENT COMPANIES—11.4%
2,519,616	Emerging Markets Core Fund	24,037,133
213,721	Federated Bank Loan Core Fund	2,152,170
1,264,416	Federated Mortgage Core Portfolio	12,125,751
509,384	Federated Project and Trade Finance Core Fund	4,620,109
506,044	High Yield Bond Portfolio	3,142,535
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $46,924,406)	46,077,698
	TOTAL INVESTMENT IN SECURITIES—97.7% (IDENTIFIED COST $339,766,665)[5]	394,293,812
	OTHER ASSETS AND LIABILITIES-NET—2.3%[6]	9,457,934
	TOTAL NET ASSETS—100%	$403,751,746
At May 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/1/2018	Credit Agricole CIB	1,331,000 AUD	$1,000,571	$5,998
6/1/2018	BNP Paribas SA	20,468,000 CAD	$15,695,828	$90,074
6/1/2018	State Street Bank & Trust Co.	1,297,000 CHF	$1,300,280	$15,670
6/1/2018	Bank of America N.A.	6,288,000 EUR	$7,399,278	$(48,288)
6/1/2018	Bank of New York Mellon	1,187,000 GBP	$1,572,216	$5,723
6/1/2018	Bank of New York Mellon	1,506,608,000 JPY	$13,833,730	$15,680
6/1/2018	Goldman Sachs	12,717,000 NZD	$8,801,656	$97,699
6/1/2018	Barclays Bank PLC	63,932,000 SEK	$7,147,951	$101,315
6/1/2018	Citibank N.A.	26,724,000 SGD	$19,897,119	$63,294
6/8/2018	BNP Paribas SA	389,000 CAD	$298,345	$1,707
6/8/2018	Bank of New York Mellon	2,179,000 GBP	$2,886,970	$10,145
6/19/2018	Citibank N.A.	865,880,000 KRW	$806,896	$(3,258)
6/19/2018	Citibank N.A.	7,683,480,000 KRW	$7,144,300	$(13,129)
6/19/2018	Citibank N.A.	10,686,383,000 KRW	$10,037,390	$(119,173)
6/19/2018	Citibank N.A.	12,444,471,000 KRW	$11,831,594	$(281,665)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
6/19/2018	Citibank N.A.	14,218,380,000 KRW	$13,159,562	$36,763
7/3/2018	BNP Paribas SA	1,988,750 BRL	475,414 EUR	$(24,487)
7/9/2018	Barclays Bank PLC	50,000,000 INR	$763,709	$(25,616)
7/9/2018	JPMorgan Chase	300,000 NZD	$218,093	$(8,149)
7/9/2018	Barclays Bank PLC	700,000 NZD	$504,978	$(15,110)
8/2/2018	Credit Agricole CIB	1,300,000 AUD	1,422,573 NZD	$(12,028)
8/2/2018	Credit Agricole CIB	420,000 EUR	1,802,110 PLN	$4,910
8/2/2018	JPMorgan Chase	690,000 EUR	2,973,529 PLN	$4,566
8/2/2018	Citibank N.A.	690,000 EUR	2,986,056 PLN	$1,172
8/2/2018	Barclays Bank PLC	300,000 EUR	3,075,812 SEK	$1,929
8/2/2018	Barclays Bank PLC	340,000 EUR	3,595,405 SEK	$(10,286)
8/2/2018	Barclays Bank PLC	800,000 EUR	8,274,474 SEK	$(3,093)
8/2/2018	JPMorgan Chase	57,200,227 JPY	700,000 SGD	$4,480
8/2/2018	State Street Bank & Trust Co.	54,339,665 JPY	$500,000	$1,539
8/2/2018	JPMorgan Chase	108,643,300 JPY	$1,000,000	$2,746
8/2/2018	Goldman Sachs	3,823,023 NOK	350,000 GBP	$1,676
8/2/2018	JPMorgan Chase	6,562,984 NOK	600,000 GBP	$4,003
8/2/2018	Bank of New York Mellon	1,697,878 PLN	350,000 GBP	$(6,545)
8/7/2018	JPMorgan Chase	770,000 EUR	$932,468	$(27,871)
Contracts Sold:
6/1/2018	State Street Bank & Trust Co.	1,331,000 AUD	$1,001,765	$(4,804)
6/1/2018	Bank of New York Mellon	20,468,000 CAD	$15,922,829	$136,927
6/1/2018	Citibank N.A.	1,297,000 CHF	$1,299,563	$(16,387)
6/1/2018	Credit Agricole CIB	6,288,000 EUR	$7,264,369	$(86,621)
6/1/2018	Bank of New York Mellon	1,187,000 GBP	$1,594,746	$16,807
6/1/2018	State Street Bank & Trust Co.	1,506,608,000 JPY	$13,545,306	$(304,103)
6/1/2018	JPMorgan Chase	12,717,000 NZD	$8,787,418	$(111,937)
6/1/2018	Barclays Bank PLC	63,932,000 SEK	$7,338,400	$89,134
6/1/2018	Barclays Bank PLC	26,724,000 SGD	$19,836,993	$(123,421)
6/8/2018	Barclays Bank PLC	28,602,000 AUD	$21,462,781	$(167,912)
6/8/2018	State Street Bank & Trust Co.	2,576,000 CHF	$2,583,924	$(30,501)
6/8/2018	Credit Agricole CIB	14,751,000 EUR	$17,010,248	$(238,883)
6/8/2018	Bank of New York Mellon	701,120,000 JPY	$6,440,294	$(6,152)
6/8/2018	Citibank N.A.	3,180,000 NZD	$2,200,909	$(24,427)
6/8/2018	Barclays Bank PLC	146,187,000 SEK	$16,352,470	$(228,245)
6/19/2018	Citibank N.A.	534,700,000 KRW	$500,571	$4,307
6/19/2018	State Street Bank & Trust Co.	3,931,452,000 KRW	$3,702,978	$54,130
6/19/2018	Citibank N.A.	7,380,378,000 KRW	$6,914,286	$64,429
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
6/19/2018	Citibank N.A.	7,653,161,000 KRW	$7,086,654	$(16,377)
6/19/2018	Citibank N.A.	10,776,300,000 KRW	$9,942,062	$(59,609)
6/19/2018	Citibank N.A.	13,859,950,000 KRW	$12,946,449	$82,789
6/19/2018	Citibank N.A.	15,289,140,000 KRW	$14,313,262	$123,146
7/3/2018	BNP Paribas SA	1,988,750 BRL	469,830 EUR	$17,944
7/9/2018	Barclays Bank PLC	50,000,000 INR	$756,258	$18,166
7/9/2018	Barclays Bank PLC	1,000,000 NZD	$727,750	$27,938
8/2/2018	Bank of New York Mellon	1,300,000 AUD	1,412,756 NZD	$5,157
8/2/2018	Bank of New York Mellon	500,000 EUR	2,127,003 PLN	$(10,822)
8/2/2018	Citibank N.A.	1,800,000 EUR	7,752,253 PLN	$(13,207)
8/2/2018	Citibank N.A.	340,000 EUR	3,550,934 SEK	$5,220
8/2/2018	JPMorgan Chase	1,200,000 EUR	12,365,977 SEK	$(570)
8/2/2018	JPMorgan Chase	770,000 EUR	$928,316	$24,059
8/2/2018	Citibank N.A.	56,803,040 JPY	700,000 SGD	$(814)
8/2/2018	Citibank N.A.	4,330,714 NOK	400,000 GBP	$2,795
8/2/2018	Credit Agricole CIB	1,700,188 PLN	350,000 GBP	$5,919
8/7/2018	JPMorgan Chase	770,000 EUR	$936,660	$32,065
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(861,469)
At May 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Amsterdam Index Long Futures	36	$4,647,958	June 2018	$(62,392)
[1]Australia 10-Year Bond Long Futures	141	$13,756,004	June 2018	$275,370
1CAC 40 10 Euro Short Futures	72	$4,526,751	June 2018	$112,607
[1]Canada 10-Year Bond Long Futures	94	$9,855,283	September 2018	$142,156
1DAX Index Short Futures	10	$3,686,016	June 2018	$113,342
[1]Euro BTP Long Futures	27	$3,983,739	June 2018	$(160,202)
[1]Euro Bund Short Futures	171	$32,413,026	June 2018	$(306,516)
1FTSE 100 Index Short Futures	192	$19,576,549	June 2018	$209,189
1FTSE JSE Top 40 Short Futures	311	$12,207,422	June 2018	$172,349
1FTSE/MIB Index Long Futures	197	$25,075,386	June 2018	$(1,604,720)
[1]Hang Seng Index Long Futures	84	$16,331,013	June 2018	$(13,816)
1IBEX 35 Index Short Futures	26	$2,871,476	June 2018	$236,457
[1]Japan 10-Year Bond Short Futures	8	$11,102,266	June 2018	$(21,849)
1KOSPI2 Index Short Futures	185	$13,313,581	June 2018	$336,704
[1]Long GILT Long Futures	24	$3,938,919	September 2018	$43,048
Semi-Annual Shareholder Report

Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1MSCI Singapore IX ETS Short Futures	447	$13,070,956	June 2018	$357,457
1MSCI Taiwan Index Long Futures	141	$5,568,090	June 2018	$(56,400)
1S&P 500 E-Mini Long Futures	147	$19,885,425	June 2018	$355,044
1S&P/TSX 60 IX Short Futures	139	$20,353,648	June 2018	$(66,874)
1SPI 200 Short Futures	34	$3,867,160	June 2018	$17,910
[1]Swiss Market Index Long Futures	182	$15,609,233	June 2018	$(785,445)
1TOPIX Index Long Futures	31	$4,971,228	June 2018	$(162,400)
[1]United States Treasury Long Bond Long Futures	5	$725,625	September 2018	$18,739
[1]United States Treasury Notes 10-Year Short Futures	113	$13,609,438	September 2018	$(12,700)
[1]United States Treasury Notes 10-Year Ultra Short Futures	25	$3,208,594	September 2018	$(40,122)
[1]United States Treasury Notes 2-Year Long Futures	52	$11,036,188	September 2018	$25,847
[1]United States Treasury Notes 5-Year Long Futures	40	$4,555,625	September 2018	$32,723
[1]United States Treasury Ultra Bond Long Futures	8	$1,276,000	September 2018	$40,002
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(804,492)
Net Unrealized Depreciation on Foreign Exchange Contracts and Futures Contracts is included in “Other Assets and Liabilities—Net.”
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended May 31, 2018, were as follows:
	Balance of Shares Held 11/31/ 2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/ 2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Financials:
Hamilton Lane, Inc.	—	288	(6)	282	$13,186	$—	$22	$76
Health Care:
Corcept Therapeutics, Inc.	493	1,952	(63)	2,382	$44,067	$7,120	$121	$—
Dyax Corp.	1200	—	—	1200	$2,916	$36	$—	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,693	2,240	(69)	3,864	$60,169	$7,156	$143	$76
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended May 31, 2018, were as follows:
Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	3,335,878	87,235	(903,497)
Federated Bank Loan Core Fund	275,758	6,026	(68,063)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	47,673,738	(47,673,738)
Federated Mortgage Core Portfolio	1,488,261	262,844	(486,689)
Federated Project and Trade Finance Core Fund	498,315	11,069	—
High Yield Bond Portfolio	761,390	17,539	(272,885)
TOTAL OF AFFILIATED TRANSACTIONS	6,359,602	48,058,451	(49,404,872)
Semi-Annual Shareholder Report

Balance of Shares Held 5/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income	Gain Distribution Received
2,519,616	$24,037,133	$(1,242,439)	$(452,572)	$827,188	$39,082
213,721	$2,152,170	$(3,002)	$3,459	$60,870	$—
—	$—	$—	$342	$23,289	$—
1,264,416	$12,125,751	$(152,425)	$(67,387)	$174,521	$—
509,384	$4,620,109	$(14,895)	$—	$100,340	$—
506,044	$3,142,535	$(232,798)	$128,929	$110,567	$—
5,013,181	$46,077,698	$(1,645,559)	$(387,229)	$1,296,775	$39,082
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Trustees.
3	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
4	Issuer in default.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$147,347,038	$—	$2,916	$147,349,954
International	15,784,540	96,800,783	—	112,585,323
Debt Securities:
Asset-Backed Securities	—	993,913	—	993,913
Commercial Mortgage-Backed Securities	—	144,115	—	144,115
Collateralized Mortgage Obligations	—	1,801,255	—	1,801,255
Corporate Bonds	—	22,427,164	56,881	22,484,045
Mortgage-Backed Securities	—	115,459	—	115,459
Foreign Governments/Agencies	—	22,413,168	—	22,413,168
U.S. Treasury	—	5,998,757	—	5,998,757
Exchange-Traded Funds	34,309,155	—	—	34,309,155
Purchased Call Options	20,970	—	—	20,970
Investment Companies[1]	—	—	—	46,077,698
TOTAL SECURITIES	$197,461,703	$150,694,614	$59,797	$394,293,812
Other Financial Instruments
Assets
Foreign-Exchange Contracts	$—	$1,182,021	$—	$1,182,021
Futures Contracts	2,488,944	—	—	2,488,944
Liabilities
Foreign-Exchange Contracts	—	(2,043,490)	—	(2,043,490)
Futures Contracts	(3,293,436)	—	—	(3,293,436)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(804,492)	$(861,469)	$—	$(1,665,961)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $46,077,698 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
INR	—Indonesian Rupiah
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
SEK	—Swedish Krona
SGD	—Singapore Dollar
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.09	$17.49	$17.87	$20.29	$21.47	$18.68
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.28	0.29	0.27	0.18	0.17
Net realized and unrealized gain (loss)	(0.14)	2.63	(0.37)	(0.80)	1.10	3.07
TOTAL FROM INVESTMENT OPERATIONS	0.03	2.91	(0.08)	(0.53)	1.28	3.24
Less Distributions:
Distributions from net investment income	(0.17)	(0.31)	(0.29)	(0.17)	(0.12)	(0.16)
Distributions from net realized gain	—	—	(0.01)	(1.72)	(2.34)	(0.29)
TOTAL DISTRIBUTIONS	(0.17)	(0.31)	(0.30)	(1.89)	(2.46)	(0.45)
Redemption Fees	—	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$19.95	$20.09	$17.49	$17.87	$20.29	$21.47
Total Return[3]	0.12%	16.85%	(0.68)%	(2.80)%	6.53%	17.73%
Ratios to Average Net Assets:
Net expenses	1.15%[4]	1.14%	1.14%	1.16%	1.14%	1.17%
Net investment income	1.66%[4]	1.50%	1.65%	1.45%	0.93%	0.88%
Expense waiver/reimbursement[5]	0.12%[4]	0.18%	0.17%	0.13%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$160,062	$169,424	$169,443	$187,183	$196,067	$193,678
Portfolio turnover	26%	58%	105%	76%	100%	106%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.58	$17.06	$17.43	$19.86	$21.17	$18.46
Income From Investment Operations:
Net investment income (loss)[1]	0.08	0.13	0.14	0.12	0.02	0.01
Net realized and unrealized gain (loss)	(0.13)	2.55	(0.35)	(0.78)	1.07	3.04
TOTAL FROM INVESTMENT OPERATIONS	(0.05)	2.68	(0.21)	(0.66)	1.09	3.05
Less Distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.15)	(0.05)	(0.06)	(0.05)
Distributions from net realized gain	—	—	(0.01)	(1.72)	(2.34)	(0.29)
TOTAL DISTRIBUTIONS	(0.08)	(0.16)	(0.16)	(1.77)	(2.40)	(0.34)
Redemption Fees	—	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$19.45	$19.58	$17.06	$17.43	$19.86	$21.17
Total Return[3]	(0.24)%	15.84%	(1.46)%	(3.59)%	5.67%	16.82%
Ratios to Average Net Assets:
Net expenses	1.96%[4]	1.95%	1.95%	1.97%	1.95%	1.99%
Net investment income	0.84%[4]	0.70%	0.85%	0.64%	0.12%	0.06%
Expense waiver/reimbursement[5]	0.13%[4]	0.20%	0.18%	0.12%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,052	$14,342	$16,037	$21,384	$26,163	$30,675
Portfolio turnover	26%	58%	105%	76%	100%	106%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.51	$17.00	$17.37	$19.80	$21.11	$18.40
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.14	0.15	0.13	0.03	0.02
Net realized and unrealized gain (loss)	(0.13)	2.55	(0.35)	(0.78)	1.07	3.03
TOTAL FROM INVESTMENT OPERATIONS	(0.04)	2.69	(0.20)	(0.65)	1.10	3.05
Less Distributions:
Distributions from net investment income	(0.09)	(0.18)	(0.16)	(0.06)	(0.07)	(0.05)
Distributions from net realized gain	—	—	(0.01)	(1.72)	(2.34)	(0.29)
TOTAL DISTRIBUTIONS	(0.09)	(0.18)	(0.17)	(1.78)	(2.41)	(0.34)
Redemption Fees	—	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$19.38	$19.51	$17.00	$17.37	$19.80	$21.11
Total Return[3]	(0.20)%	15.92%	(1.44)%	(3.55)%	5.70%	16.89%
Ratios to Average Net Assets:
Net expenses	1.90%[4]	1.89%	1.89%	1.91%	1.89%	1.95%
Net investment income	0.91%[4]	0.75%	0.91%	0.70%	0.17%	0.10%
Expense waiver/reimbursement[5]	0.14%[4]	0.21%	0.20%	0.15%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,676	$78,445	$82,845	$89,640	$81,703	$71,450
Portfolio turnover	26%	58%	105%	76%	100%	106%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.94	$17.38	$17.74	$20.16	$21.40	$18.62
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.20	0.21	0.19	0.10	0.09
Net realized and unrealized gain (loss)	(0.13)	2.61	(0.36)	(0.80)	1.08	3.07
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	2.81	(0.15)	(0.61)	1.18	3.16
Less Distributions:
Distributions from net investment income	(0.12)	(0.25)	(0.20)	(0.09)	(0.08)	(0.09)
Distributions from net realized gain	—	—	(0.01)	(1.72)	(2.34)	(0.29)
TOTAL DISTRIBUTIONS	(0.12)	(0.25)	(0.21)	(1.81)	(2.42)	(0.38)
Redemption Fees	—	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$19.81	$19.94	$17.38	$17.74	$20.16	$21.40
Total Return[3]	(0.05)%	16.32%	(1.12)%	(3.26)%	6.06%	17.29%
Ratios to Average Net Assets:
Net expenses	1.58%[4]	1.57%	1.56%	1.59%	1.57%	1.57%
Net investment income	1.23%[4]	1.07%	1.24%	1.02%	0.50%	0.48%
Expense waiver/reimbursement[5]	0.13%[4]	0.18%	0.18%	0.14%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,634	$51,768	$52,430	$59,229	$67,588	$67,769
Portfolio turnover	26%	58%	105%	76%	100%	106%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended November 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.21	$17.61	$17.98	$20.40	$21.54	$18.74
Income From Investment Operations:
Net investment income (loss)[1]	0.20	0.33	0.34	0.32	0.24	0.23
Net realized and unrealized gain (loss)	(0.14)	2.65	(0.37)	(0.80)	1.10	3.08
TOTAL FROM INVESTMENT OPERATIONS	0.06	2.98	(0.03)	(0.48)	1.34	3.31
Less Distributions:
Distributions from net investment income	(0.20)	(0.38)	(0.33)	(0.22)	(0.14)	(0.22)
Distributions from net realized gain	—	—	(0.01)	(1.72)	(2.34)	(0.29)
TOTAL DISTRIBUTIONS	(0.20)	(0.38)	(0.34)	(1.94)	(2.48)	(0.51)
Redemption Fees	—	—	—	—	0.00[2]	—
Net Asset Value, End of Period	$20.07	$20.21	$17.61	$17.98	$20.40	$21.54
Total Return[3]	0.27%	17.13%	(0.37)%	(2.51)%	6.85%	18.07%
Ratios to Average Net Assets:
Net expenses	0.86%[4]	0.85%	0.85%	0.87%	0.85%	0.89%
Net investment income	1.94%[4]	1.77%	1.95%	1.74%	1.21%	1.16%
Expense waiver/reimbursement[5]	0.15%[4]	0.20%	0.20%	0.14%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,003	$105,720	$91,167	$115,108	$62,451	$48,353
Portfolio turnover	26%	58%	105%	76%	100%	106%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017	Period Ended 11/30/2016[1]
Net Asset Value, Beginning of Period	$20.10	$17.51	$16.97
Income From Investment Operations:
Net investment income (loss)[2]	0.20	0.33	0.11
Net realized and unrealized gain (loss)	(0.14)	2.63	0.56
TOTAL FROM INVESTMENT OPERATIONS	0.06	2.96	0.67
Less Distributions:
Distributions from net investment income	(0.20)	(0.37)	(0.13)
Net Asset Value, End of Period	$19.96	$20.10	$17.51
Total Return[3]	0.28%	17.14%	3.94%
Ratios to Average Net Assets:
Net expenses	0.84%[4]	0.83%	0.84%[4]
Net investment income	1.97%[4]	1.78%	1.48%[4]
Expense waiver/reimbursement[5]	0.11%[4]	0.17%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,325	$6,243	$4,853
Portfolio turnover	26%	58%	105%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $46,077,698 of investment in affiliated holdings (identified cost $339,766,665)		$394,293,812
Cash denominated in foreign currencies (identified cost $397,578)		457,038
Restricted cash (Note 2)		11,592,826
Income receivable		1,413,353
Income receivable from affiliated holdings		182,227
Receivable for investments sold		1,380,905
Receivable for shares sold		453,683
Unrealized appreciation on foreign exchange contracts		1,182,021
TOTAL ASSETS		410,955,865
Liabilities:
Payable for investments purchased	$1,535,972
Payable for shares redeemed	473,665
Unrealized depreciation on foreign exchange contracts	2,043,490
Bank overdraft	2,744,503
Payable for daily variation margin on futures contracts	48,885
Payable to adviser (Note 5)	6,266
Payable for administrative fees (Note 5)	890
Payable for Directors'/Trustees' fees (Note 5)	203
Payable for distribution services fee (Note 5)	78,182
Payable for other service fees (Notes 2 and 5)	52,916
Accrued expenses (Note 5)	219,147
TOTAL LIABILITIES		7,204,119
Net assets for 20,354,631 shares outstanding		$403,751,746
Net Assets Consist of:
Paid-in capital		$353,684,939
Net unrealized appreciation		52,909,524
Accumulated net realized loss		(4,636,199)
Undistributed net investment income		1,793,482
TOTAL NET ASSETS		$403,751,746
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($160,062,027 ÷ 8,022,921 shares outstanding), no par value, unlimited shares authorized	$19.95
Offering price per share (100/94.50 of $19.95)	$21.11
Redemption proceeds per share	$19.95
Class B Shares:
Net asset value per share ($12,052,197 ÷ 619,695 shares outstanding), no par value, unlimited shares authorized	$19.45
Offering price per share	$19.45
Redemption proceeds per share (94.50/100 of $19.45)	$18.38
Class C Shares:
Net asset value per share ($76,675,957 ÷ 3,957,152 shares outstanding), no par value, unlimited shares authorized	$19.38
Offering price per share	$19.38
Redemption proceeds per share (99.00/100 of $19.38)	$19.19
Class R Shares:
Net asset value per share ($48,633,602 ÷ 2,455,548 shares outstanding), no par value, unlimited shares authorized	$19.81
Offering price per share	$19.81
Redemption proceeds per share	$19.81
Institutional Shares:
Net asset value per share ($100,003,347 ÷ 4,982,515 shares outstanding), no par value, unlimited shares authorized	$20.07
Offering price per share	$20.07
Redemption proceeds per share	$20.07
Class R6 Shares:
Net asset value per share ($6,324,616 ÷ 316,800 shares outstanding), no par value, unlimited shares authorized	$19.96
Offering price per share	$19.96
Redemption proceeds per share	$19.96
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2018 (unaudited)
Investment Income:
Dividends (including $1,296,851 received from affiliated companies and holdings, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $247,858)			$5,152,316
Interest			779,134
TOTAL INCOME			5,931,450
Expenses:
Investment adviser fee (Note 5)		$1,444,413
Administrative fee (Note 5)		169,157
Custodian fees		67,884
Transfer agent fee (Note 2)		329,954
Directors'/Trustees' fees (Note 5)		5,336
Auditing fees		16,655
Legal fees		2,736
Portfolio accounting fees		78,081
Distribution services fee (Note 5)		470,312
Other service fees (Notes 2 and 5)		321,550
Share registration costs		42,322
Printing and postage		22,462
Miscellaneous (Note 5)		24,088
TOTAL EXPENSES		2,994,950
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(239,783)
Reimbursement of other operating expenses (Notes 2 and 5)	(34,149)
TOTAL WAIVER AND REIMBURSEMENTS		(273,932)
Net expenses			2,721,018
Net investment income			3,210,432
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(387,086) on sales of investments in affiliated companies and holdings)	$8,729,483
Net realized gain on foreign currency transactions	408,016
Net realized gain on foreign exchange contracts	598,571
Net realized loss on futures contracts	(3,279,862)
Realized gain distribution from affiliated investment company shares	39,082
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $1,638,403 on investments in affiliated companies and holdings)	(6,731,586)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(106,672)
Net change in unrealized appreciation of foreign exchange contracts	(401,724)
Net change in unrealized appreciation of futures contracts	(2,015,321)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions	(2,760,013)
Change in net assets resulting from operations	$450,419
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2018	Year Ended 11/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,210,432	$5,621,069
Net realized gain	6,495,290	14,208,020
Net change in unrealized appreciation/depreciation	(9,255,303)	44,743,084
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	450,419	64,572,173
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,367,747)	(2,871,842)
Class B Shares	(59,484)	(143,286)
Class C Shares	(364,010)	(806,356)
Class R Shares	(306,711)	(723,829)
Institutional Shares	(1,027,376)	(1,924,996)
Class R6 Shares	(61,918)	(106,550)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,187,246)	(6,576,859)
Share Transactions:
Proceeds from sale of shares	41,073,064	74,058,895
Net asset value of shares issued to shareholders in payment of distributions declared	2,996,724	6,150,103
Cost of shares redeemed	(63,523,863)	(129,036,005)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,454,075)	(48,827,007)
Change in net assets	(22,190,902)	9,168,307
Net Assets:
Beginning of period	425,942,648	416,774,341
End of period (including undistributed net investment income of $1,793,482 and $1,748,019, respectively)	$403,751,746	$425,942,648
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2018 (unaudited)
1. ORGANIZATION
Federated Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective December 1, 2017, Class B Shares closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares closed to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). In addition, on February 1, 2018, Class B Shares closed to inbound exchanges from Class B Shares of other Federated funds, and Class B Share exchanges are only permitted into Class B Shares of Federated Government Reserves Fund, an affiliated government money market fund, see Note 9.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $273,932 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$108,528	$(1,296)
Class B Shares	13,362	(988)
Class C Shares	60,871	(10,965)
Class R Shares	81,470	(3,939)
Institutional Shares	63,550	(16,961)
Class R6 Shares	2,173	—
TOTAL	$329,954	$(34,149)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$206,859
Class B Shares	16,542
Class C Shares	98,149
TOTAL	$321,550
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector asset class risk and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $145,760,846 and $149,038,973, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability
Semi-Annual Shareholder Report

of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,101,023 and $2,258,752, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss.
Semi-Annual Shareholder Report

The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2018, the Fund had no outstanding written option contracts.
The average market value of purchased call and put options held by the Fund throughout the period was $3,986 and $414, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	$—	$—	Payable for daily variation margin on futures contracts	$(36,496)*
Equity contracts	$—	—	Payable for daily variation margin on futures contracts	840,988*
Semi-Annual Shareholder Report

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$ 1,182,021	Unrealized depreciation on foreign exchange contracts	$ 2,043,490
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,182,021		$ 2,847,982
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[1]	Purchased Options[1]	Total
Interest rate contracts	$(321,586)	$—	$—	$(321,586)
Foreign exchange contracts	—	598,571	(35,810)	562,761
Equity contracts	(2,958,276)	—	—	(2,958,276)
TOTAL	$(3,279,862)	$598,571	$(35,810)	$(2,717,101)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$(2,448,856)	$—	$(2,448,856)
Foreign exchange contracts	—	(401,724)	(401,724)
Equity contracts	433,535	—	433,535
TOTAL	$(2,015,321)	$(401,724)	$(2,417,045)
1	The net realized gain (loss) on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2018, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$1,182,021	$(1,182,021)	$—	$—

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$2,043,490	$(1,182,021)	$—	$861,469
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	446,165	$9,058,227	804,238	$15,031,309
Shares issued to shareholders in payment of distributions declared	63,794	1,280,112	147,474	2,687,430
Shares redeemed	(920,648)	(18,735,960)	(2,203,862)	(41,027,283)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(410,689)	$(8,397,621)	(1,252,150)	$(23,308,544)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,461	$114,586	73,315	$1,328,192
Shares issued to shareholders in payment of distributions declared	2,885	56,694	7,688	135,106
Shares redeemed	(119,060)	(2,348,129)	(288,854)	(5,243,193)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(112,714)	$(2,176,849)	(207,851)	$(3,779,895)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	522,984	$10,327,738	816,064	$14,783,955
Shares issued to shareholders in payment of distributions declared	17,937	350,876	43,243	759,165
Shares redeemed	(603,580)	(11,893,638)	(1,712,796)	(30,997,211)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(62,659)	$(1,215,024)	(853,489)	$(15,454,091)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	261,099	$5,265,775	721,640	$13,174,307
Shares issued to shareholders in payment of distributions declared	15,025	299,806	39,431	709,062
Shares redeemed	(416,378)	(8,383,404)	(1,181,396)	(21,853,540)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(140,254)	$(2,817,823)	(420,325)	$(7,970,171)

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	770,577	$15,745,810	1,495,396	$28,254,413
Shares issued to shareholders in payment of distributions declared	47,003	947,697	95,370	1,753,702
Shares redeemed	(1,066,186)	(21,668,462)	(1,537,907)	(28,957,302)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(248,606)	$(4,974,955)	52,859	$1,050,813
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2018		Year Ended 11/30/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	27,517	$560,928	78,839	$1,486,719
Shares issued to shareholders in payment of distributions declared	3,069	61,539	5,764	105,638
Shares redeemed	(24,356)	(494,270)	(51,238)	(957,476)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	6,230	$128,197	33,365	$634,881
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(968,692)	$(19,454,075)	(2,647,591)	$(48,827,007)
4. FEDERAL TAX INFORMATION
At May 31, 2018, the cost of investments for federal tax purposes was $339,766,665. The net unrealized appreciation of investments for federal tax purposes was $52,861,186. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $67,373,195 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,512,009. The amounts presented are inclusive of derivative contracts.
At November 30, 2017, the Fund had a capital loss carryforward of $6,738,455 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$1,342,209	$1,999,201	$3,341,410
2018	$3,397,045	NA	$3,397,045
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the Adviser voluntarily waived $238,859 of its fee and voluntarily reimbursed $34,149 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2018, the Adviser reimbursed $924.
Semi-Annual Shareholder Report

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2018, the Sub-Adviser earned a fee of $135,884.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$49,625
Class C Shares	294,447
Class R Shares	126,240
TOTAL	$470,312
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2018, FSC retained $65,693 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2018, FSC retained $8,125 in sales charges from the sale of Class A Shares. FSC also retained $8,799, $10,918 and $662 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2018, FSSC received $41,655 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding line of credit expenses, interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.95%, 1.89%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2018, were as follows:
Purchases	$99,490,572
Sales	$118,106,171
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2018, the Fund had no outstanding loans. During the six months ended May 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2018, there were no outstanding loans. During the six months ended May 31, 2018, the program was not utilized.
9. SUBSEQUENT EVENTS
Effective June 18, 2018, Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated fund.
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2017	Ending Account Value 5/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,001.20	$5.74
Class B Shares	$1,000	$997.60	$9.76
Class C Shares	$1,000	$998.00	$9.46
Class R Shares	$1,000	$999.50	$7.88
Institutional Shares	$1,000	$1,002.70	$4.29
Class R6 Shares	$1,000	$1,002.80	$4.19
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$5.79
Class B Shares	$1,000	$1,015.10	$9.85
Class C Shares	$1,000	$1,015.40	$9.55
Class R Shares	$1,000	$1,017.00	$7.95
Institutional Shares	$1,000	$1,020.60	$4.33
Class R6 Shares	$1,000	$1,020.70	$4.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.96%
Class C Shares	1.90%
Class R Shares	1.58%
Institutional Shares	0.86%
Class R6 Shares	0.84%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Global Allocation Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Global Investment Management Corp. (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contacts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and
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net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
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competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the one-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
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to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
8080105 (7/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 23, 2018